Commitments And Contingencies (Schedule Of Volumetric Obligations) (Details)	12 Months Ended
Sep. 30, 2012 MMBTU
Commitments And Contingencies [Abstract]
Natural Gas Contracts (Decatherms), 2012 - 2013	2,225,059
Natural Gas Contracts (Decatherms), 2013 - 2014	317,864
Natural Gas Contracts (Decatherms), Total	2,542,923